SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2013	Mar. 31, 2012
SEGMENT INFORMATION
Number of operating segments	1
Components of net revenues
Medical examinations	$ 173,903	$ 116,449	$ 78,997
Disease screening	15,017	9,240	5,162
Other services	13,384	8,182	9,554
Total	$ 202,304	$ 133,871	$ 93,713